Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets and goodwill.
Schedule of changes in intangible assets

			Non-				Other
			contractual	Trademarks		Patents	software,
		CV	customer	and	Website	and	licenses and
(in thousands of Russian Roubles)	Goodwill	database	relationships	domains	software	copyrights	other	Total
Cost
Balance at January 1, 2020	6,954,183	635,605	2,043,760	1,526,889	163,466	5,735	88,743	11,418,381
Acquisition through business combinations (note 8)	2,912,610	102,308	582,466	375,724	82,549	—	4,874	4,060,531
Additions arising from internal development	—	—	—	—	15,040	—	—	15,040
Other additions	—	—	—	—	10,973	1,588	56,053	68,614
Disposals	—	—	—	—	(59,545)	(874)	(72,265)	(132,684)
Foreign currency translation difference	8,431	—	—	(176)	25	24	88	8,392
Balance at December 31, 2020	9,875,224	737,913	2,626,226	1,902,437	212,508	6,473	77,493	15,438,274
Amortization
Balance at January 1, 2020	—	235,725	783,441	583,022	73,713	4,440	50,440	1,730,781
Amortization for the year	—	63,562	204,376	152,559	32,824	2,333	69,309	524,963
Disposals	—	—	—	—	(59,545)	(860)	(72,265)	(132,670)
Foreign currency translation difference	—	—	—	(22)	—	—	37	15
Balance at December 31, 2020	—	299,287	987,817	735,559	46,992	5,913	47,521	2,123,089
Net book value
At December 31, 2020	9,875,224	438,626	1,638,409	1,166,878	165,516	560	29,970	13,315,183

			Non-				Other
			contractual	Trademarks		Patents	software,
		CV	customer	and	Website	and	licenses and
(in thousands of Russian Roubles)	Goodwill	database	relationships	domains	software	copyrights	other	Total
Cost
Balance at January 1, 2019	6,989,255	635,605	2,043,760	1,519,855	198,620	4,440	53,303	11,444,838
Additions arising from internal development	—	—	—	—	31,930	—	—	31,930
Other additions	—	—	—	7,115	5,175	1,722	59,983	73,995
Disposals	—	—	—	—	(72,259)	(166)	(24,222)	(96,647)
Foreign currency translation difference	(35,072)	—	—	(81)	—	(261)	(321)	(35,735)
Balance at December 31, 2019	6,954,183	635,605	2,043,760	1,526,889	163,466	5,735	88,743	11,418,381
Amortization
Balance at January 1, 2019	—	172,164	579,065	430,630	95,932	2,841	20,346	1,300,978
Amortization for the year	—	63,561	204,376	152,411	46,794	1,776	54,621	523,539
Disposals	—	—	—	—	(69,013)	(166)	(24,222)	(93,401)
Foreign currency translation difference	—	—	—	(19)	—	(11)	(305)	(335)
Balance at December 31, 2019	—	235,725	783,441	583,022	73,713	4,440	50,440	1,730,781
Net book value
At December 31, 2019	6,954,183	399,880	1,260,319	943,867	89,753	1,295	38,303	9,687,600

Schedule of goodwill allocated to CGUs

	December 31,	December 31,
(in thousands of Russian Roubles)	2020	2019
HeadHunter “Russia” operating segment	6,607,362	6,607,362
HeadHunter “Kazakhstan” operating segment	178,380	164,853
HeadHunter “Belarus” operating segment	176,872	181,968
Zarplata operating segment	2,912,610	—
Total goodwill	9,875,224	6,954,183